CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
(Loss) income from the operations of the discontinued operations, tax (benefits) expenses	$ 102	$ 944	$ (321)
Gain on deconsolidation of the subsidiaries, tax expense	454
Gain on disposal of equity method investment, tax expenses			6,027
Gain from discontinued operations, tax (benefits) expenses	$ 556	$ 944	$ 5,706